Subsequent Events (Detail) $ in Thousands, shares in Millions			1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Jan. 23, 2017 USD ($)	Jan. 31, 2017 USD ($) shares	Oct. 31, 2016 USD ($) vessel	Aug. 31, 2015 shares	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) vessel	Mar. 31, 2017 USD ($)	Jan. 23, 2017 NOK	Dec. 21, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Number of vessels | vessel						5
Number of common stock issued (in shares) | shares					7.2
Joint venture ownership percentage							100.00%				17.62%
Long-term debt							$ 6,639,546				$ 7,384,086
Investment in equity private placement							$ 1,010,308				$ 905,159
Ras Gas Three [Member]
Subsequent Event [Line Items]
Number of vessels | vessel							4
Ras Gas Three [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Amount distributed to shareholders	$ 100,000
Teekay LNG-Marubeni Joint Venture [Member]
Subsequent Event [Line Items]
Long-term debt							$ 396,000
Teekay LNG-Marubeni Joint Venture [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Long-term debt								$ 335,000
Investment in equity private placement								$ 57,000
Teekay LNG [Member] | Ras Gas Three [Member]
Subsequent Event [Line Items]
Joint venture ownership percentage							40.00%			40.00%
Teekay LNG [Member] | Ras Gas Three [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Amount distributed to shareholders	$ 40,000
Teekay LNG [Member] | Teekay LNG-Marubeni Joint Venture [Member]
Subsequent Event [Line Items]
Number of vessels | vessel							6
Joint venture ownership percentage							52.00%
Norwegian Bond Due October 2021 [Member] | Teekay LNG [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount		$ 36,000							NOK 300,000,000
Repayment percentage		103.75%
Fixed interest rates based on cross currency swaps		7.69%							7.69%
Secured Term loan Facility Maturing in 2026 [Member] | Teekay LNG [Member] | Ras Gas Three [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount										$ 723,000
Long-term debt										$ 610,000
Suezmax Tankers [Member] | Teekay Tankers [Member]
Subsequent Event [Line Items]
Number of vessels | vessel				2
Sales price				$ 33,800
Continuous Offering [Member] | Teekay Tankers [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares			3.8
Continuous Offering [Member] | Teekay Tankers [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Net proceeds from common stock			$ 8,600
Teekay Parent [Member] | Direct/Private Equity Placement [Member] | Teekay Tankers [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares			2.2
Net proceeds from common stock			$ 5,000
Torben Spirit [Member] | Teekay LNG [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Lease term	10 months
Charter contract period	1 year
Sale leaseback transaction	$ 125,000
Reduction in sales price [Member] | Suezmax Tankers [Member] | Teekay Tankers [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Sales price	$ 15,700